Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Expenses incurred in transactions with related party	$ 6,486	$ 6,254	$ 6,464
Research and development [Member]
Expenses incurred in transactions with related party	3	178	160
General and administrative [Member]
Expenses incurred in transactions with related party	1,548	1,351	2,621
Sales and marketing [Member]
Expenses incurred in transactions with related party	$ 4,935	$ 4,725	$ 3,683